Grants and other liabilities (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($) Type	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Oct. 02, 2013 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 1,117,517		$ 1,150,805
Other Liabilities	532,454		507,321
Grant and other non-current liabilities	$ 1,649,971		1,658,126
Number of grant types | Type	2
Income from grants	$ 29,578	$ 29,719
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	29,500	$ 29,600
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	723,000		739,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	393,000		410,000
Liberty Interactive Corporation [Member]
Grants and other liabilities [Abstract]
Grant and other non-current liabilities	371,000		358,000
Class A membership investment				$ 300,000
Finance lease liabilities	$ 55,000		$ 57,000
Liberty Interactive Corporation [Member] | Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Percentage of dividends and taxable loss received	61.20%
Percentage of entity's revenue received once conditions are met	22.60%